GENERAL INFORMATION (Details) ₽ in Millions	1 Months Ended
	Jun. 30, 2021 USD ($)	Apr. 30, 2021 RUB (₽)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 PKR (₨)	Mar. 31, 2021 RUB (₽)	Mar. 31, 2021 USD ($)
PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired							15.00%	15.00%
Consideration paid (received)				$ 273,000,000	$ 273,000,000
Veon Holdings B.V. revolving credit facility, available until february 2024
Disclosure of detailed information about financial instruments [line items]
Facility amount								$ 1,250,000,000
Tenor				3 years
RUB30bn Alfa bank facility
Disclosure of detailed information about financial instruments [line items]
Facility amount							₽ 30,000	396,000,000
RUB15bn Alfa Bank facility floating rate tranche
Disclosure of detailed information about financial instruments [line items]
Facility amount							₽ 15,000	$ 198,000,000
Proceeds from non-current borrowings		₽ 15,000	$ 198,000,000
PKR50BN syndicated credit facility | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about financial instruments [line items]
Facility amount	$ 320,000,000					₨ 50,000,000,000
Tenor	10 years
RUB100bn bilateral facility
Disclosure of detailed information about financial instruments [line items]
Repayments of non-current borrowings		₽ 15,000	$ 198,000,000